RISK MANAGEMENT AND FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2018
Disclosure Text Block [Abstract]
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS

5. RISK MANAGEMENT AND FINANCIAL INSTRUMENTS

RISK MANAGEMENT

Brookfield Renewable’s activities expose it to a variety of financial risks, including market risk (i.e., commodity price risk, interest rate risk, and foreign currency risk), credit risk and liquidity risk. Brookfield Renewable uses financial instruments primarily to manage these risks.

The sensitivity analysis discussed below reflect the risks associated with instruments that Brookfield Renewable considers are market sensitive and the potential loss resulting from one or more selected hypothetical changes. Therefore, the discussion below is not intended to fully reflect Brookfield Renewable’s risk exposure.

(a) Market risk

Market risk is defined for these purposes as the risk that the fair value or future cash flows of a financial instrument held by Brookfield Renewable will fluctuate because of changes in market prices.

Brookfield Renewable faces market risk from foreign currency assets and liabilities, the impact of changes in interest rates, and floating rate liabilities. Market risk is managed by funding assets with financial liabilities in the same currency and with similar interest rate characteristics and holding financial contracts, such as interest rate swaps and foreign exchange contracts, to minimize residual exposures. Financial instruments held by Brookfield Renewable that are subject to market risk include borrowings and financial instruments, such as interest rate, currency and commodity contracts. The categories of financial instruments that can give rise to significant variability are described below:

(i) Electricity price risk

Electricity price risk is defined for these purposes as the risk that the fair value or future cash flows of a financial instrument held by Brookfield Renewable will fluctuate because of changes in electricity prices. Electricity price risk arises from the sale of Brookfield Renewable’s uncontracted generation. Brookfield Renewable aims to sell electricity under long-term contracts to secure stable prices and mitigate its exposure to wholesale markets.

The table below summarizes the impact of changes in the market price of electricity as at December 31. The impact is expressed in terms of the effect on net income and OCI. The sensitivities are based on the assumption that the market price changes by 5% with all other variables held constant.

Impact of a 5% change in the market price of electricity, on outstanding energy derivative contracts, for the year ended December 31:

	Effect on net income(1)			Effect on OCI(1)
(MILLIONS)	2018	2017	2016	2018	2017	2016
5% increase	$(3)	$(3)	$(1)	$(10)	$(4)	$(7)
5% decrease	3	3	1	10	4	7

Amounts represent the potential annual net pretax impact.

(ii) Foreign currency risk

Foreign currency risk is defined for these purposes as the risk that the fair value of a financial instrument held by Brookfield Renewable will fluctuate because of changes in foreign currency rates.

Brookfield Renewable has exposure to the Canadian dollar, Brazilian real, Euro, British pound sterling, Colombian peso, Indian rupee, South African rand, Malaysian ringgit, Thai baht and Chinese yuan through its investments in foreign operations. Consequently, fluctuations in the U.S. dollar exchange rate against these currencies increase the volatility of net income and other comprehensive income. Brookfield Renewable holds foreign currency contracts primarily to mitigate this exposure.

The table below summarizes the impact to Brookfield Renewable’s financial instruments of changes in the exchange rate as at December 31. The impact is expressed in terms of the effect on income and OCI. The sensitivities are based on the assumption that the currency exchange rate changes by five percent with all other variables held constant.

Impact of a 5% change in U.S. dollar exchange rates, on outstanding foreign exchange swaps, for the year ended December 31:

	Effect on net income(1)			Effect on OCI(1)
(MILLIONS)	2018	2017	2016	2018	2017	2016
5% increase	$30	$4	$1	$44	$79	$51
5% decrease	(30)	(4)	(1)	(44)	(79)	(51)

(iii) Interest rate risk

Interest rate risk is defined for these purposes as the risk that the fair value or future cash flows of a financial instrument held by Brookfield Renewable will fluctuate, because of changes in interest rates.

Brookfield Renewable’s assets largely consist of long duration physical assets. Brookfield Renewable’s financial liabilities consist primarily of long-term fixed rate debt or floating-rate debt that has been swapped to fixed rates with interest rate financial instruments. All non-derivative financial liabilities are recorded at their amortized cost. Brookfield Renewable also holds interest rate contracts to lock-in fixed rates on certain anticipated future debt issuances.

Brookfield Renewable will enter into interest rate swaps designed to minimize the exposure to interest rate fluctuations on its variable rate debt. Fluctuations in interest rates could impact Brookfield Renewable’s cash flows, primarily with respect to the interest payable against Brookfield Renewable’s variable rate debt, which is limited to certain non-recourse borrowings with a total principal value of $3,764 million (2017: $4,176 million). Of this principal value, $1,447 million (2017: $824 million) has been hedged through the use of interest rate swaps. The fair values of the recognized liability for the interest rate swaps were calculated using a valuation model with observable interest rates.

The table below summarizes the impact of changes in the interest rate as at December 31. The impact is expressed in terms of the effect on income and OCI. The sensitivities are based on the assumption that the interest rate changes by one percent with all other variables held constant.

Impact of a 1% change in interest rates, on outstanding interest rate swaps and variable rate debt, for the year ended December 31:

	Effect on net income(1)			Effect on OCI(1)
(MILLIONS)	2018	2017	2016	2018	2017	2016
1% increase	$(10)	$17	$(17)	$42	$54	$115
1% decrease	11	(17)	17	(42)	(54)	(115)

Amounts represent the potential annual net pretax impact.

(b) Credit risk

Credit risk is the risk of loss due to the failure of a borrower or counterparty to fulfill its contractual obligations. Brookfield Renewable’s exposure to credit risk in respect of financial instruments relates primarily to counterparty obligations regarding energy contracts, interest rate swaps, forward foreign exchange contracts and physical electricity and gas transactions.

Brookfield Renewable minimizes credit risk with counterparties through the selection, monitoring and diversification of counterparties, and the use of standard trading contracts, and other credit risk mitigation techniques. In addition, Brookfield Renewable’s power purchase agreements are reviewed regularly and are almost exclusively with customers having long standing credit histories or investment grade ratings, which limit the risk of non-collection. See Note 23 - Trade receivables and other current assets, for additional details regarding Brookfield Renewable’s trade receivables balance.

The maximum credit exposure at December 31 was as follows:

(MILLIONS)	2018	2017
Trade receivables and other short-term receivables	493	442
Due from related parties	65	60
Other long-term assets	402	-
	$960	$502

(c) Liquidity risk

Liquidity risk is the risk that Brookfield Renewable cannot meet a demand for cash or fund an obligation when due. Liquidity risk is mitigated by Brookfield Renewable’s cash and cash equivalent balances and its access to undrawn credit facilities. Details of the available portion of credit facilities are included in Note 13 – Borrowings. Brookfield Renewable also ensures that it has access to public capital markets and maintains a strong investment grade credit rating.

Brookfield Renewable is also subject to the risk associated with debt financing. This risk is mitigated by the long-term duration of debt instruments and the diversification in maturity dates over an extended period of time.

CASH OBLIGATIONS

The table below classifies the cash obligations related to Brookfield Renewable’s liabilities into relevant maturity groupings based on the remaining period from the statement of financial position dates to the contractual maturity date. As the amounts are the contractual undiscounted cash flows (gross of unamortized financing fees and accumulated amortization, where applicable), they may not agree with the amounts disclosed in the consolidated statements of financial position.

AS AT DECEMBER 31, 2018
(MILLIONS)	< 1 year	2-5 years	> 5 years	Total
Accounts payable and accrued liabilities	$533	$-	$-	$533
Financial instrument liabilities(1)	27	57	54	138
Due to related parties	101	-	-	101
Other long-term liabilities - concession payments	1	4	10	15
Corporate borrowings(1)	6	1,344	990	2,340
Non-recourse borrowings(1)	489	2,806	5,164	8,459
Interest payable on borrowings(2)	577	1,906	1,684	4,167
Total	$1,734	$6,117	$7,902	$15,753

AS AT DECEMBER 31, 2017
(MILLIONS)	< 1 year	2-5 years	> 5 years	Total
Accounts payable and accrued liabilities	$542	$-	$-	$542
Financial instrument liabilities(1)	184	62	24	270
Due to related parties	112	-	-	112
Other long-term liabilities - concession payments	1	3	10	14
Corporate borrowings(1)	159	1,563	835	2,557
Non-recourse borrowings(1)	1,517	3,024	4,744	9,285
Interest payable on borrowings(2)	634	1,924	1,697	4,255
Total	$3,149	$6,576	$7,310	$17,035

  Includes both the current and long-term amounts.
  Represents aggregate interest payable expected to be paid over the entire term of the obligations, if held to maturity. Variable rate interest payments have been calculations based on estimated interest rates.

Fair value disclosures

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair values determined using valuation models require the use of assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining those assumptions, management looks primarily to external readily observable market inputs such as interest rate yield curves, currency rates, commodity prices and, as applicable, credit spreads.

A fair value measurement of a non-financial asset is the consideration that would be received in an orderly transaction between market participants, considering the highest and best use of the asset.

Assets and liabilities measured at fair value are categorized into one of three hierarchy levels, described below. Each level is based on the transparency of the inputs used to measure the fair values of assets and liabilities.

Level 1 – inputs are based on unadjusted quoted prices in active markets for identical assets and liabilities;

Level 2 – inputs, other than quoted prices in Level 1, that are observable for the asset or liability, either directly or indirectly; and

Level 3 – inputs for the asset or liability that are not based on observable market data.

The following table presents Brookfield Renewable’s assets and liabilities measured and disclosed at fair value classified by the fair value hierarchy as at December 31:

(MILLIONS)	Level 1	Level 2	Level 3	2018	2017
Assets measured at fair value:
Cash and cash equivalents	$173	$-	$-	$173	$799
Restricted cash(1)	181	-	-	181	284
Financial instrument assets(2)(3)
Energy derivative contracts	-	3	-	3	-
Interest rate swaps	-	9	-	9	6
Foreign exchange swaps	-	55	-	55	20
Investments in equity securities(2)	60	57	-	117	159
Property, plant and equipment	-	-	29,025	29,025	27,096
Liabilities measured at fair value:
Financial instrument liabilities(3)
Energy derivative contracts	-	(22)	-	(22)	(19)
Interest rate swaps	-	(116)	-	(116)	(155)
Foreign exchange swaps	-	-	-	-	(96)
Contingent consideration(4)	-	-	(3)	(3)	(18)
Assets for which fair value is disclosed:
Equity-accounted investments(5)	703	-	-	703	278
Liabilities for which fair value is disclosed:
Corporate borrowings	(1,640)	(727)	-	(2,367)	(2,641)
Non-recourse borrowings	(370)	(8,326)	-	(8,696)	(9,838)
Total	$(893)	$(9,067)	$29,022	$19,062	$15,875

  Includes both the current amount and long-term amount included in Other long-term assets.
  Amounts in Level 2 include Brookfield Infrastructure Debt Fund holdings.
  Includes both current and long-term amounts.
  Amount relates to business combinations with obligations lapsing in 2021 and 2024.
  The fair value corresponds to Brookfield Renewable’s investment in publicly-quoted common shares of TerraForm Power, Inc.

There were no transfers between levels during the year ended December 31, 2018.

Financial instruments disclosures

The aggregate amount of Brookfield Renewable’s net financial instrument positions as at December 31 are as follows:

		2018		2017
			Net Assets	Net Assets
(MILLIONS)	Assets	Liabilities	(Liabilities)	(Liabilities)
Energy derivative contracts	$3	$22	$(19)	$(19)
Interest rate swaps	9	116	(107)	(149)
Foreign exchange swaps	55	-	55	(76)
Investments in equity securities	117	-	117	159
Total	184	138	46	(85)
Less: current portion	60	27	33	(112)
Long-term portion	$124	$111	$13	$27

The following table presents the change in Brookfield Renewable’s total net financial instrument asset position as at and for the year ended December 31:

(MILLIONS)	Note	2018	2017	2016
Balance, beginning of year		$(85)	$(28)	$(145)
Increases (decreases) in the net financial instrument liability position:
Unrealized (loss) gain through OCI on investments in equity securities	(a)	(16)	(20)	52
Unrealized (loss) through income on energy derivative contracts	(b)	(3)	(5)	-
Unrealized (loss) through OCI on energy derivative contracts	(b)	-	(17)	(28)
Unrealized gain (loss) through income on interest rate swaps	(c)	17	1	(7)
Unrealized gain (loss) through OCI on interest rate swaps	(c)	14	18	(1)
Unrealized gain (loss) through income on foreign exchange swaps	(d)	76	(29)	3
Unrealized gain (loss) through OCI on foreign exchange swaps	(d)	87	(94)	(61)
Acquisitions, settlements and other		(44)	89	159
Balance, end of year		$46	$(85)	$(28)

Financial instrument assets designated at fair value through OCI
Investments in equity securities	(a)	117	159	136

Derivative assets not designated as hedging instruments:
Energy derivative contracts	(b)	$3	$-	$3
Interest rate swaps	(c)	-	1	1
Foreign exchange swaps	(d)	32	19	10
Net positions		$35	$20	$14

Derivative assets designated as hedging instruments:
Energy derivative contracts	(b)	$-	$-	$5
Interest rate swaps	(c)	9	5	6
Foreign exchange swaps	(d)	23	1	39
Net positions		$32	$6	$50

Derivative liabilities not designated as hedging instruments:
Energy derivative contracts	(b)	$(7)	$(5)	$(3)
Interest rate swaps	(c)	(82)	(107)	(2)
Foreign exchange swaps	(d)	-	(33)	(6)
Net positions		$(89)	$(145)	$(11)

Derivative liabilities designated as hedging instruments:
Energy derivative contracts	(b)	$(15)	$(14)	$(2)
Interest rate swaps	(c)	(34)	(48)	(176)
Foreign exchange swaps	(d)	-	(63)	(39)
Net positions		$(49)	$(125)	$(217)

Total financial instruments, net		$46	$(85)	$(28)

(a)  Investments in equity securities

Investments in equity securities are held to achieve a particular business objective other than short-term trading and are designated at fair value through OCI. There is no recycling of gains or losses through profit or loss. Upon derecognition of the associated asset, accumulated gains or losses are transferred from OCI directly to retained earnings.

In the comparative periods presented in accordance with IAS 39, investments in equity securities were classified as available-for-sale securities and were assessed for impairment at each reporting date. For the year ended December 31, 2017, gains of $2 million (2016: gains of $9 million) relating to available-for-sale securities were reclassified from OCI to net income.

(b) Energy derivative contracts

Brookfield Renewable has entered into long-term energy derivative contracts primarily to stabilize or eliminate the price risk on the sale of certain future power generation. Certain energy contracts are recorded in Brookfield Renewable’s consolidated financial statements at an amount equal to fair value, using quoted market prices or, in their absence, a valuation model using both internal and third-party evidence and forecasts.

There is an economic relationship between the hedged items and the hedging instruments as the terms of the energy derivative contracts match the terms of the expected highly probable forecast transactions (i.e. notional amount and expected payment date). Brookfield Renewable has established a hedge ratio of 1:1 for the hedging relationships as the underlying risk of the energy derivative contracts are identical to the hedged risks. To test the hedge effectiveness, Brookfield Renewable uses the hypothetical derivative method and compares changes in the fair value of the hedging instruments against the changes in fair value of the hedged items attributable to the hedged risks. The hedge ineffectiveness can arise from different indexes (and accordingly different curves) linked to the hedged risk of the hedged items and hedging instruments.

For the year ended December 31, 2018, losses of $6 million relating to energy derivative contracts were realized and reclassified from OCI to revenues in the consolidated statements of income (loss) (2017: $23 million gains and 2016: $48 million gains).

Based on market prices as of December 31, 2018, unrealized losses of $14 million (2017: $9 million losses and 2016: $6 million gains) recorded in accumulated other comprehensive income (“AOCI”) on energy derivative contracts are expected to be settled or reclassified into income in the next twelve months. The actual amount reclassified from AOCI, however, could vary due to future changes in market prices.

The following table summarizes the energy derivative contracts designated as hedging instruments:

Dec 31
Energy derivative contracts	2018
Carrying amount (asset/(liability))	(15)
Notional amount - millions of U.S. dollars	188
Notional amount - GWh	5,024
Weighted average hedged rate for the year ($/MWh)	37
Maturity dates	Jan 2019 - Dec 2020
Hedge ratio	1:1
Change in discounted spot value of outstanding hedging instruments	(8)
Change in value of hedged item used to determine hedge effectiveness	9

The hedge ineffectiveness loss recognized in Unrealized financial instruments loss in the consolidated statements of income related to energy derivative contracts (cash flow hedges) for the year ended December 31, 2018 was $2 million.

(c) Interest rate hedges

Brookfield Renewable has entered into interest rate hedge contracts primarily to minimize exposure to interest rate fluctuations on its variable rate debt or to lock in interest rates on future debt refinancing. All interest rate hedge contracts are recorded in the consolidated financial statements at fair value.

There is an economic relationship between the hedged items and the hedging instruments as the terms of the interest rate hedges match the terms of the respective fixed rate loans (i.e., notional amount, maturity, payment and reset dates). Brookfield Renewable established a hedge ratio of 1:1 for the hedging relationships as the underlying risk of the interest rate swaps are identical to the hedged risks. To test the hedge effectiveness, Brookfield Renewable uses the hypothetical derivative method and compares the changes in the fair value of the hedging instrument against the changes in fair value of the hedged items attributable to the hedged risk.

The hedge ineffectiveness can arise from:

  Different interest rate curves being applied to discount the hedged item and hedging instrument
  Differences in timing of cash flows of the hedged item and hedging instrument
  The counterparties’ credit risk having an asymmetrical impact on the fair value movements of the hedging instrument and hedged item

At December 31, 2018, agreements with a total notional exposure of $1,444 million were outstanding (2017: $1,704 million) including $383 million (2017: $780 million) associated with agreements that are not formally designated as hedging instruments. The weighted-average fixed interest rate resulting from these agreements is 3.6% (2017: 4.5% and 2016: 2.5%).

For the year ended December 31, 2018, net movements relating to cash flow hedges realized and reclassified from OCI to interest expense – borrowings in the consolidated statements of income (loss) were $14 million losses (2017: $20 million and 2016: $16 million).

Based on market prices as of December 31, 2018, unrealized losses of $10 million (2017: $18 million and 2016: $110 million) recorded in AOCI on interest rate swaps are expected to be settled or reclassified into income in the next twelve months. The actual amount reclassified from AOCI, however, could vary due to future changes in market rates.

The following table summarizes the interest rate hedges designated as hedging instruments:

Dec 31
Interest rate hedges	2018
Carrying amount (asset/(liability))	(25)
Notional amount - $	178
Notional amount - C$(1)	151
Notional amount - €(1)	377
Notional amount - £(1)	99
Notional amount - COP(1)	256
Maturity dates	Aug 2019 - Sep 2036
Hedge ratio	1:1
Change in discounted spot value of outstanding hedging instruments	8
Change in value of hedged item used to determine hedge effectiveness	(2)

Notional amounts of foreign currency denominated interest rate hedges are presented at the U.S. dollar equivalent value based on the December 31, 2018 foreign currency spot rate

The hedge ineffectiveness gain recognized in Unrealized financial instruments loss in the consolidated statements of income related to interest rate contracts (cash flow hedges) for the year ended December 31, 2018 was $9 million.

(d) Foreign exchange swaps

Brookfield Renewable has entered into foreign exchange swaps to minimize its exposure to currency fluctuations impacting its investments and earnings in foreign operations, and to fix the exchange rate on certain anticipated transactions denominated in foreign currencies.

There is an economic relationship between the hedged item and the hedging instrument as the net investment or anticipated foreign currency transaction creates a translation risk that will match the respective hedging instrument. Brookfield Renewable established a hedge ratio of 1:1 as the underlying risk of the hedging instrument is identical to the hedged risk component.

At December 31, 2018, agreements with a total notional exposure of $1,844 million were outstanding (2017: $2,306 million) including $957 million (2017: $718 million) associated with agreements that are not formally designated as hedging instruments.

There are no unrealized gains or losses recorded in AOCI on foreign exchange swaps that are expected to be settled or reclassified into income in the next twelve months (2017: $48 million losses and 2016: $1 million losses). The actual amount reclassified from AOCI, however, could vary due to future changes in market rates.

The following table summarizes the foreign exchange swaps designated as hedging instruments:

Dec 31
Foreign exchange swaps	2018
Carrying amount (asset/(liability))	23
Notional amount for hedges of the Canadian dollar(1)	419
Notional amount for hedges of the Euro(1)	221
Notional amount for hedges of the British pounds sterling(1)	247
Maturity date	Jan 2019 - Dec 2019
Hedge ratio	1:1
Weighted average hedged rate for the year:
C$/$ foreign exchange forward contracts	1.34
€/$ foreign exchange forward contracts	0.82
£/$ foreign exchange forward contracts	0.76

Notional amounts expressed in millions of U.S. dollars

The following table presents a reconciliation of the LP unitholder equity reserves impacted by financial instruments:

		Investments	Foreign
	Cash flow	in equity	currency
(MILLIONS)	hedges	securities	translation
Balance, as at December 31, 2017	$(29)	$15	$(378)
Effective portion of changes in fair value arising from:
Energy derivative contracts	(1)	-	-
Interest rate swaps	1	-	-
Foreign exchange swaps	-	-	42
Amount reclassified to profit or loss	7	-	-
Foreign currency revaluation of designated borrowings	-	-	87
Foreign currency revaluation of net foreign operations	-	-	(324)
Valuation of investments in equity securities designated FVOCI	-	(8)	-
Tax effect	(2)	-	(10)
Other	(10)	(3)	(69)
Balance, as at December 31, 2018	$(34)	$4	$(652)